Equity (Compensation Expense Related to Stock-Based Compensation - Related to Phantom Stock-Based Awards) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 154	$ 192	$ 175
Income tax benefit	54	67	61
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	14	29	39
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	65	111	91
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation Expense	$ 75	$ 52	$ 45